Subordinated Liabilities (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 1,438	£ 1,352	[1]	£ 221	[1]
GBP [Abstract]
Redemption of subordinated debt	3,258	3,248	[1]	3,246	[1]
Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 158	£ 1,194		£ 0
Management of internal investments, loans and advances	Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).
Undated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	The Junior Undated Notes are floating rate notes where rates are fixed periodically in advance based on the related market rate. The TONs and RCIs bear a fixed rate of interest until the initial call date. After the initial call date, in the event that they are not redeemed, the TONs and RCIs will bear interest at rates fixed periodically in advance based on market rates.
Description of interest payments	No payment of principal or any interest may be made in relation to the TONs and RCIs unless Barclays Bank PLC satisfies a specified solvency test. Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. Whilst such deferral is continuing, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply. Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Description of repayment period	All undated subordinated liabilities are repayable at the option of Barclays Bank PLC, generally in whole, at the initial call date and on any subsequent coupon or interest payment date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.
Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	Interest on the Floating Rate Notes is fixed periodically in advance, based on the related market rates. Interest on Fixed Rate Notes is set by reference to market rates at the time of issuance and fixed until maturity. Interest on the 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes 3.75% SGD Fixed Rate Resetting Subordinated Callable Notes, 3.75% GBP Fixed Rate Resetting Subordinated Callable Notes and the 3.564% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% Fixed-to-Floating Rate Subordinated Callable Notes are fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on market rates.
Description of repayment period	Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2020 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations. Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior consent of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances. There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.
USD Notes | Fixed interest rate [member]
GBP [Abstract]
Redemption of subordinated debt	£ 30
USD Notes | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	156
GBP [Abstract]
Redemption of subordinated debt	£ 342
7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Management of internal investments, loans and advances	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC transitional CET1 ratio falls below 7%.
GBP [Abstract]
Redemption of subordinated debt	£ 1,126
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member]
Percentages [Abstract]
Interest rate	7.625%
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020
GBP [Abstract]
Redemption of subordinated debt	£ 842
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank PLC [member]
Percentages [Abstract]
Interest rate	5.14%
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m), Due 2035 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 782
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m), Due 2035 | Fixed interest rate [member] | Barclays PLC [member]
Percentages [Abstract]
Interest rate	3.564%
3.75% Resetting Subordinated Callable Notes (GBP 500m), Due 2030 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 500
3.75% Resetting Subordinated Callable Notes (GBP 500m), Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Percentages [Abstract]
Interest rate	3.75%
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m), Due 2025 | Fixed interest rate [member]
GBP [Abstract]
Redemption of subordinated debt	£ 1,124
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m), Due 2025 | Fixed interest rate [member] | Barclays PLC [member]
Percentages [Abstract]
Interest rate	2.625%
3.75% Resetting Subordinated Callable Notes (SGD 200m), Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Percentages [Abstract]
Interest rate	3.75%
5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-Floating Interest Rate [member] | Barclays PLC [member]
Percentages [Abstract]
Interest rate	5.088%
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Percentages [Abstract]
Interest rate	4.836%

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .